DIVIDENDS - Dividend Policy (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Profit (loss), attributable to owners of parent	R (4,437.4)	R 3,473.3	R 716.9
Adjusted for:
Loss on financial instruments	1,114.4	1,032.8	229.5
Gain/(loss) on foreign exchange differences	(292.4)	(219.6)	359.4
Impairments	4,411.0	1,381.1
Occupational healthcare expense	1,106.9
Gain on disposal of property, plant and equipment	(40.7)	(95.4)	(58.7)
Restructuring costs	729.8	187.7	104.8
Transaction costs	552.1	157.0	25.7
Adjustment for Share-based payment on BEE transaction		240.3
Gain on acquisition		(2,178.6)
Net loss on derecognition of guarantee asset and liability			158.3
Other	52.7	72.4	44.1
Tax effect of the items adjusted above	(813.4)	(419.4)	(244.2)
Change in estimated deferred tax rate	(2,571.1)	59.8	28.8
Share of results of equity-accounted investees after tax	(291.6)	(13.3)	(116.0)
Normalised earnings	R (479.7)	R 3,678.1	R 1,248.6
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	25.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	35.00%